9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Related Party Transactions

For the year ended September 30, 2019
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 122,000	$ Nil	$ Nil	$ Nil	$ 24,150	$ 146,150
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,125	$ 20,125
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 24,150	$ 24,150
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075

For the year ended September 30, 2018
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ 15,880	$ 135,880
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,940	$ 7,940
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,910	$ 11,910
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970

For the year ended September 30, 2017
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 120,000